Segment Information - Narrative (Details) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 19, 2021 USD ($)	Dec. 31, 2021 SEGMENT	Dec. 31, 2021 Segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments			2	2
Total revenues	$ 154.1	$ 168.0			$ 611.6	$ 478.2	$ 440.1
United States
Segment Reporting Information [Line Items]
Total revenues	86.7	100.0			306.3	215.5	198.3
France
Segment Reporting Information [Line Items]
Total revenues	$ 34.4	$ 35.1			$ 158.8	$ 134.5	$ 128.0